Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares.
Ordinary Shares

14. Ordinary Shares

In December 2018, the Company was incorporated as a limited liability company with authorized share capital of US$50,000 divided into 500,000,000 shares with par value US$0.0001 each. One ordinary share was issued upon inception.

There were 907,346,745 and 96,082,700 Class A and Class B ordinary shares issued, respectively, as of December 31, 2023, and 879,059,852 Class A (excluding 17,428,425 Class A ordinary shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan) and 96,082,700 Class B ordinary shares outstanding, respectively, as of December 31, 2023.

There were 907,346,745 and 96,082,700 Class A and Class B ordinary shares issued, respectively, as of December 31, 2024, and 889,303,377 Class A (excluding 17,428,425 Class A ordinary shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan) and 96,082,700 Class B ordinary shares outstanding, respectively, as of December 31, 2024.

In addition, the outstanding ordinary shares included 27,507,989 and 27,507,989 share options under the 2019 incentive plan as of December 31, 2023 and 2024, which were deemed as ordinary shares from accounting’s perspective as they were granted on September 7, 2019 to replace vested restricted share units of the same amount under the 2014 and 2016 incentive plan, and those vested restricted share units had been deemed as ordinary shares previously. The details are set forth in Note 17 Share-based Compensation.